Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Trade accounts receivable	$ 1,396	$ 1,292
Allowance for doubtful accounts	(16)	(15)
Total	$ 1,380	$ 1,277